Vista Outdoor Inc. - 10-K Operating Segment Information (Narrative) (Details) - Vista Outdoor Inc. $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) segment	Jun. 25, 2023 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 reportable_segment	Mar. 31, 2024 operating_segment	Mar. 31, 2024	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments	4				4
Number of reportable segments	4			4	4
Sales, net	$ 644,181	$ 693,333	$ 2,746,063				$ 3,079,807	$ 3,044,621
Foreign customers | Sales Revenue, Net | Geographic Concentration
Segment Reporting Information [Line Items]
Sales, net	$ 105,607	$ 120,831	$ 476,686				$ 530,197	$ 435,175
Threshold percentage of sales accounted for by single contract or single commercial customer						5.00%	5.00%	5.00%
Foreign customers | Sales Revenue, Net | Geographic Concentration | The Kinetic Group
Segment Reporting Information [Line Items]
Sales to external customers, percent	31.00%					30.00%
Foreign customers | Sales Revenue, Net | Geographic Concentration | Revelyst Outdoor Performance
Segment Reporting Information [Line Items]
Sales to external customers, percent	10.00%					10.00%
Foreign customers | Sales Revenue, Net | Geographic Concentration | Revelyst Adventure Sports
Segment Reporting Information [Line Items]
Sales to external customers, percent	48.00%					50.00%
Foreign customers | Sales Revenue, Net | Geographic Concentration | Revelyst Precision Sports Technology
Segment Reporting Information [Line Items]
Sales to external customers, percent	11.00%					10.00%